Annual Total Returns[BarChart] - Hartford Schroders US MidCap Opportunities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.39%)	9.97%	35.60%	10.70%	1.51%	17.95%	15.28%	(11.23%)	27.71%	8.88%